SIGNIFICANT ACCOUNTING POLICIES - Services Revenue (Details) - Services - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Services
Deferred income	$ 5,873	$ 6,039
Unbilled services accounts receivable included in notes and accounts receivable - trade	$ 1,611	$ 1,630
Unbilled services accounts receivable, expected period of billing	4 months
Minimum
Services
Services contract terms	1 year
Maximum
Services
Services contract terms	10 years